Consolidated Statements of Income (Loss) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Net sales	$ 19,456	$ 20,419	$ 21,037
Expenses
Cost of products sold	15,614	16,908	17,454
Gross margin	3,842	3,511	3,583
Selling, general and administrative	1,877	2,142	2,189
Intangible amortization	62	69	75
Restructuring costs	288	188	247
Impairment of goodwill and other intangibles	7	0	747
(Gain) loss on sale and disposal of businesses	(7)	(437)	0
Operating profit	1,615	1,549	325
Other (income) expense
Interest and sundry (income) expense	(21)	(168)	108
Interest expense	189	187	192
Earnings before income taxes	1,447	1,530	25
Income tax expense (benefit)	382	348	150
Net earnings	1,065	1,182	(125)
Less: Net earnings (loss) available to noncontrolling interests	(10)	14	24
Net earnings available to Whirlpool	$ 1,075	$ 1,168	$ (149)
Per share of common stock
Basic net earnings (loss) available to Whirlpool (in USD per share)	$ 17.15	$ 18.34	$ (2.22)
Diluted net earnings (loss) available to Whirlpool (in USD per share)	$ 16.98	$ 18.19	$ (2.22)
Weighted-average shares outstanding (in millions)
Basic (in shares)	62.7	63.7	67.2
Diluted (in shares)	63.3	64.2	67.2